Interest expense (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Interest Expense
Detail of main items of interest expense and similar charges
The detail of the main items of interest expense and similar charges accrued in 2021, 2020 and 2019 is as follows:

EUR million
	2021	2020	2019
Central banks deposits	338	366	468
Credit institution deposits	1,140	1,652	2,576
Customer deposits	5,452	5,599	10,137
Debt securities issued and subordinated liabilities	4,838	5,119	6,679
Marketable debt securities	4,190	4,548	6,034
Subordinated liabilities (note 23)	648	571	645
Provisions for pensions (note 25)	91	95	145
Lease Liabilities	125	186	273
Other interest expense	1,109	730	1,224
	13,093	13,747	21,502